Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 number		Dec. 31, 2013		Dec. 31, 2012
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	4,800,000
Agent liability	$ 95,300,000		$ 121,300,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	97,000,000		114,700,000		135,700,000
Advertising costs	204,900,000		199,900,000		227,000,000
Accumulated amortization of deferred charges	34,200,000		26,000,000
Federal Communications Commission deposit	60,000,000
Long-term
Accounts receivable
Unbilled allowance for credit losses	6,065,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes receivable	74,300,000
Income taxes (payable)			(34,800,000)
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	14,900,000		15,400,000		17,100,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	10,600,000		10,400,000		12,400,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	60,238,000	[1]	26,902,000	[1]	23,537,000
Additions, net of recoveries	101,282,000		98,864,000		67,372,000
Deductions	(116,942,000)		(65,528,000)		(64,007,000)
Allowance for doubtful accounts, ending balance	44,578,000	[1]	60,238,000	[1]	26,902,000	[1]
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	94,600,000		116,200,000
Loyalty Rewards Program | Special issuance
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue			$ 43,500,000

[1]	In 2014, this balance includes a $6.1 million allowance related to the long-term portion of unbilled equipment installment receivables.